LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2014	2013	2012
Net loss attributable to the Company	$(29,231,347)	$(119,236,823)	$(89,630,508)
Weighted average outstanding ordinary shares	30,601,209	27,356,504	27,017,780

Loss per share:
Basic and Diluted	$(0.96)	$(4.36)	$(3.32)